LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ 587,043	$ 2,416,706	$ 536,398	$ 998,577	$ 4,118,096	$ 14,799,264	$ 3,540,148	$ 19,915,940
Net cash used in operating activities							29,782	(4,066,096)
Net cash used in operating activities							(29,782)	$ 4,066,096
Accumulated deficit	70,910,772						70,910,772		$ 67,376,221
Cash	$ 165,186						$ 165,186